Loans Receivable - Schedule of fair values and risk ratings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	27	27
Fair Value | $	$ 1,562.6	$ 1,572.1
% of Fair Value	100.00%	100.00%
Related Party
Financing Receivable, Credit Quality Indicator [Line Items]
Number of loans collateralized by interest in a joint venture	2
Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	100.00%	100.00%
AA
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	0	1
Fair Value | $	$ 0.0	$ 48.3
AA | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	0.00%	3.10%
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	1	7
Fair Value | $	$ 69.6	$ 456.1
BBB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	4.50%	29.00%
BB
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	10	13
Fair Value | $	$ 444.6	$ 787.4
BB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	28.50%	50.10%
B
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	11	3
Fair Value | $	$ 758.2	$ 205.0
B | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	48.50%	13.00%
C
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	2	0
Fair Value | $	$ 147.0	$ 0.0
C | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	9.40%	0.00%
D
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	1	0
Fair Value | $	$ 73.8	$ 0.0
D | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	4.70%	0.00%
NR
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	2	3
Fair Value | $	$ 69.4	$ 75.3
NR | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	4.40%	4.80%